INCOME TAXES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2009
IncomeTaxes [Line Items]
Operating Loss Carryforwards		$ 47.0		$ 9.8
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		34.00%	34.00%
Scenario, Plan [Member]
IncomeTaxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Research Tax Credit Carryforward [Member]
IncomeTaxes [Line Items]
Tax Credit Carryforward, Amount		$ 2.3		$ 0.2